Warrants - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 10, 2021	Aug. 25, 2021	Jan. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021	Jul. 12, 2021	Dec. 23, 2020	Dec. 31, 2016
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights				2,951,781
Warrants exercise price								$ 11.5
Exchange of preferred stock warrants for common stock warrants						$ 2,975,000	$ 496,000
Fair value of warrants							2,433,000
Warrants assumed as part of Business Combination				$ 0		$ 58,227,000	$ 0		$ 6,514,000
Fair value per share of common stock						$ 0	$ 1.41
Fair Value Adjustment of Warrants				(13,482,000)	$ 3,030,000	$ 15,294,000	$ 2,417,000
Proceeds from warrant exercises				126,000
Series C Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights											118,591
Warrants exercise price											$ 0.25
Warrants to purchase vested							86,973
Series D Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights											699,388
Warrants exercise price											$ 2.1
Warrants to purchase vested							512,885
Common Class A [Member]
Class Of Warrant Or Right [Line Items]
Warrants for Redemption Description						Redemption of warrants when the price per common share equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Warrants): •in whole and not in part; •at a price of $0.01 per warrant; •upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and •if, and only if, the closing price of the common shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
Fair value per share of common stock						$ 18
Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights	585,399
Class of warrants and rights issued during the period	575,840
Warrants assumed as part of Business Combination				$ 10,969,000
Legacy Rocket Lab preferred stock warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercise price	$ 0.2
Exchange of preferred stock warrants for common stock warrants						$ 1,466,000
Class of warrants and rights issued during the period	303,047
Class of warrant or right, outstanding	305,981
Warrants assumed as part of Business Combination	$ 2,975,000
Public Warrants [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights				10,383,077
Warrants exercise price		$ 2.96				$ 3.58		0.2843
Warrants assumed as part of Business Combination		$ 48,149,000	$ 270,470,000	$ 1,592,080,000
Number of securities called by each warrant or right		0		0
Class of warrant or right, date from which warrants or rights exercisable		Sep. 29, 2021		Sep. 29, 2021
Warrants and rights outstanding, term		5 years
Warrant exercise price per share			$ 0.1
Conversion of Stock, Shares Issued				10,969
Proceeds from warrant exercises			$ 27,000
Warrants Issued and Outstanding				5,600,000
Public and Private Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercise price								0.2843
Redemption Price								0.1
Fair Value Adjustment of Warrants				$ 13,482,000
Private Placement Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants assumed as part of Business Combination						$ 58,227,000
Private Placement [Member] | Common Class A [Member]
Class Of Warrant Or Right [Line Items]
Warrants for Redemption Description						Redemption of warrants when the price per common share equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Warrants): •in whole and not in part: •at a price of $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares set forth in the warrant agreement determined based on the redemption date and the fair market value of the common shares; •if, and only if, the closing price of the common shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and •if the closing price of the common shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per share (as adjusted), the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Warrant exercise price per share						$ 10
Common Stock [Member]
Class Of Warrant Or Right [Line Items]
Class of warrant or right number of securities called by warrants or rights							121,689			121,689	463,710
Warrants exercise price				$ 11.5			$ 1.28	$ 11.5		$ 1.28	$ 0.09
Fair value of warrants											$ 23,000
Class of warrants and rights issued during the period	305,981
Warrants assumed as part of Business Combination				$ 10,666,666,000
Common Stock [Member] | Public Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants assumed as part of Business Combination		$ 10,666,666,000
Common Stock [Member] | Private Placement Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercise price				$ 11.5		$ 11.5
Warrants assumed as part of Business Combination		$ 5,600,000,000		$ 5,600,000,000